Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Condensed Consolidated Statements Of Operations
Revenues
Operating Expenses:
General and administrative expenses	21,759	60,525	148,000	194,612	231,292	780,059
Depreciation and amortization		363	386	1,624	1,947	5,005
Total operating expenses	21,759	60,888	148,386	196,236	233,239	785,064
Loss from operations	(21,759)	(60,888)	(148,386)	(196,236)	(233,239)	(785,064)
Other income (expense):
Interest expense	(97,436)	(36,169)	(214,375)	(493,166)	(529,474)	(543,381)
Gain (loss) on derivative liabilities	222,080	1,026,919	255,188	(247,849)	(395,619)
Gain (loss) on extinguishment of liabilities	207,803		207,803
Total other income (expense)	332,447	990,750	248,616	(2,106,536)	(2,290,614)	(543,381)
Income (loss) before income taxes	310,688	929,862	100,230	(2,302,772)	(2,523,853)	(1,328,445)
Provision for income taxes
Net income (loss)	310,688	929,862	100,230	(2,302,772)	(2,523,853)	(1,328,445)
Non-controlling interest in loss of consolidated subsidiaries	455	460	1,370	1,384	1,838	6,603
Net income (loss) attributable to the Company	$ 311,143	$ 930,322	$ 101,600	$ (2,301,388)	$ (2,522,015)	$ (1,321,842)
Weighted average number of common shares outstanding
Basic	579,136,120	167,031,611	442,361,280	93,789,412
Diluted	636,500,120	167,051,758	449,531,780	93,789,412
Basic and Diluted					115,253,619	57,188,313
Net income (loss) per common share - basic and diluted	$ 0.00	$ 0.01	$ 0.00	$ (0.02)	$ (0.02)	$ (0.02)